GOODWILL	12 Months Ended
Dec. 31, 2016
GOODWILL
GOODWILL

10.GOODWILL

The changes in the carrying amount of goodwill for the years ended December 31, 2014, 2015 and 2016  were as follows:

	Gross Amount	Accumulated Impairment Loss	Net Amount
Balance at January 1, 2014	66,650	(1,808)	64,842
Impairment losses recognized	—	(188)	(188)

Balance at December 31, 2014	66,650	(1,996)	64,654
Increase in goodwill related to acquisitions	46,135	—	46,135
Impairment losses recognized	—	(2,445)	(2,445)

Balance at December 31, 2015	112,785	(4,441)	108,344
Increase in goodwill related to acquisitions	63,160	—	63,160

Balance at December 31, 2016	175,945	(4,441)	171,504